Intangible Assets (Details) - Schedule of Estimated Annual Amortization Expense - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule Of Estimated Annual Amortization Expense Abstract
2023	$ 1,325,778	$ 1,458,768
2024	1,150,640	1,458,768
2025	909,142	1,325,778
2026		1,150,640
2027	$ 3,990,032	909,142
Thereafter		3,682,033
Total		$ 9,985,129